UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche CROCI® U.S. Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights

24	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche CROCI® U.S. Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche CROCI® U.S. Fund	3

Performance Summary	March 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	2.67%	10.67%	5.29%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.23%	4.31%	3.21%
S&P 500® Index†	5.84%	13.99%	10.27%

Class T	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	2.68%	10.58%	5.20%
Adjusted for the Maximum Sales Charge (max 2.50% load)	0.12%	7.82%	4.31%
S&P 500® Index†	5.84%	13.99%	10.27%

Class C	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	2.28%	9.83%	4.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.28%	9.83%	4.47%
S&P 500® Index†	5.84%	13.99%	10.27%

Class R	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
No Sales Charges	2.54%	10.33%	4.86%
S&P 500® Index†	5.84%	13.99%	10.27%

Class R6	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
No Sales Charges	2.85%	11.05%	5.60%
S&P 500® Index†	5.84%	13.99%	10.27%

Class S	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
No Sales Charges	2.88%	10.99%	5.54%
S&P 500® Index†	5.84%	13.99%	10.27%

4	Deutsche CROCI® U.S. Fund

Institutional Class	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 3/31/18
No Sales Charges	2.80%	10.90%	5.56%
S&P 500® Index†	5.84%	13.99%	10.27%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 0.96%, 1.05%, 1.72%, 1.27%, 0.62%, 0.67% and 0.66% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche CROCI® U.S. Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Returns shown for Class R shares for the period prior to its inception on December 9, 2016 are derived from the historical performance of Institutional Class shares of Deutsche CROCI® U.S. Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche CROCI® U.S. Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Deutsche CROCI® U.S. Fund commenced operations on April 13, 2015. Class T shares commenced operations on June 5, 2017. Class R shares commenced operations on December 9, 2016.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/18	$11.27	$11.28	$11.16	$11.27	$11.28	$11.28	$11.28
9/30/17	$11.21	$11.21	$11.06	$11.19	$11.24	$11.23	$11.23
Distribution Information as of 3/31/18
Income Distributions, Six Months	$.11	$.10	$.02	$.08	$.16	$.15	$.15
Capital Gain Distributions, Six Months	$.13	$.13	$.13	$.13	$.13	$.13	$.13

6	Deutsche CROCI® U.S. Fund

Portfolio Management Team

Di Kumble, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

–	Portfolio Manager: New York.

–	BS, Beijing University; PhD in Chemistry, Princeton University.

John Moody, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.

–	Portfolio Analyst: New York.

–	BS in Business Management, Fairfield University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	3/31/18	9/30/17
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Total	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	3/31/18	9/30/17
Utilities	23%	7%
Financials	17%	15%
Health Care	15%	18%
Consumer Discretionary	14%	22%
Consumer Staples	13%	10%
Information Technology	8%	13%
Materials	5%	5%
Industrials	5%	10%
Total	100%	100%

Deutsche CROCI® U.S. Fund	7

Ten Largest Equity Holdings at March 31, 2018 (26.3% of Net Assets)
1	NextEra Energy, Inc.	2.7%
	Provider of sustainable energy generation and distribution services
2	CMS Energy Corp.	2.7%
	Holder for electric and gas utility in Michigan
3	Sempra Energy	2.7%
	Provider of electric and natural gas products and services
4	American Electric Power Co., Inc.	2.7%
	Generates electricity in several states and markets and trades energy
5	Xcel Energy, Inc.	2.6%
	Provider of electric and natural gas services
6	Duke Energy Corp.	2.6%
	Manages a portfolio of natural gas and electric supply, delivery and trading business in the United States and Latin America
7	Consolidated Edison, Inc.	2.6%
	Provider of electric utilities
8	DTE Energy Co.	2.6%
	Generator and distributor of electric energy
9	Amdocs Ltd.	2.6%
	Provider of product-driven information system solutions
10	Cognizant Technology Solutions Corp.	2.5%
	Provides custom Information Technology Consulting and technology services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

8	Deutsche CROCI® U.S. Fund

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 14.4%
Automobiles 2.3%
General Motors Co.	546,567	19,862,244
Household Durables 4.9%
D.R. Horton, Inc.	494,105	21,661,563
Mohawk Industries, Inc.*	90,171	20,939,510

		42,601,073
Media 7.2%
CBS Corp. “B”	396,334	20,367,604
Time Warner, Inc.	233,916	22,123,775
Walt Disney Co.	209,828	21,075,125

		63,566,504

Consumer Staples 12.5%
Beverages 5.0%
Coca-Cola Co.	505,596	21,958,034
PepsiCo, Inc.	203,972	22,263,544

		44,221,578
Food Products 2.5%
Tyson Foods, Inc. “A”	296,732	21,717,815
Household Products 5.0%
Kimberly-Clark Corp.	196,601	21,651,668
Procter & Gamble Co.	276,148	21,893,014

		43,544,682

Financials 16.7%
Banks 7.1%
Citigroup, Inc.	293,100	19,784,250
JPMorgan Chase & Co.	196,101	21,565,227
U.S. Bancorp.	406,700	20,538,350

		61,887,827
Capital Markets 2.3%
Bank of New York Mellon Corp.	398,592	20,539,446
Consumer Finance 7.3%
American Express Co.	230,961	21,544,042
Capital One Financial Corp.	226,534	21,706,488
Discover Financial Services	282,310	20,306,558

		63,557,088

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® U.S. Fund	9

	Shares	Value ($)
Health Care 14.7%
Biotechnology 7.2%
Amgen, Inc.	122,600	20,900,848
Biogen, Inc.*	76,801	21,029,650
Gilead Sciences, Inc.	277,037	20,885,819

		62,816,317
Pharmaceuticals 7.5%
Johnson & Johnson	171,331	21,956,068
Merck & Co., Inc.	406,551	22,144,833
Pfizer, Inc.	622,197	22,081,771

		66,182,672

Industrials 4.9%
Aerospace & Defense 2.5%
Raytheon Co.	103,069	22,244,352
Industrial Conglomerates 2.4%
Honeywell International, Inc.	145,701	21,055,251

Information Technology 7.7%
IT Services
Amdocs Ltd.	339,028	22,619,948
Cognizant Technology Solutions Corp. “A”	277,070	22,304,135
International Business Machines Corp.	145,144	22,269,444

		67,193,527

Materials 5.0%
Chemicals
LyondellBasell Industries NV “A”	206,519	21,824,928
Monsanto Co.	185,772	21,677,735

		43,502,663

Utilities 23.5%
Electric Utilities 13.0%
American Electric Power Co., Inc.	338,670	23,229,375
Duke Energy Corp.	298,572	23,130,373
NextEra Energy, Inc.	145,768	23,808,288
PPL Corp.	727,513	20,581,343
Xcel Energy, Inc.	510,088	23,198,802

		113,948,181
Multi-Utilities 10.5%
CMS Energy Corp.	516,739	23,403,109
Consolidated Edison, Inc.	293,985	22,913,191
DTE Energy Co.	217,088	22,663,987

The accompanying notes are an integral part of the financial statements.

10	DeutscheCROCI® U.S. Fund

	Shares	Value ($)
Sempra Energy	209,445	23,294,473

		92,274,760
Total Common Stocks (Cost $856,484,698)		870,715,980

Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.64% (a) (Cost $4,039,261)	4,039,261	4,039,261

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $860,523,959)	99.9	874,755,241
Other Assets and Liabilities, Net	0.1	824,650

Net Assets	100.0	875,579,891

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.64% (a)
9,226,635	38,723,783	43,911,157	—	—	28,235	—	4,039,261	4,039,261
9,226,635	38,723,783	43,911,157	—	—	28,235	—	4,039,261	4,039,261
*	Non-income producing security.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® U.S. Fund	11

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$870,715,980	$—	$—	$870,715,980
Short-Term Investment	4,039,261	—	—	4,039,261
Total	$874,755,241	$—	$—	$874,755,241

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	Deutsche CROCI® U.S. Fund

Statement of Assets and Liabilities

as of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $856,484,698)	$870,715,980
Investment in Deutsche Central Cash Management Government Fund (cost $4,039,261)	4,039,261
Cash	30,060
Receivable for Fund shares sold	22,056
Dividends receivable	1,755,655
Interest receivable	291
Other assets	92,232
Total assets	876,655,535

Liabilities
Payable for Fund shares redeemed	275,528
Accrued Management fee	318,210
Accrued Trustees’ fees	1,747
Other accrued expenses and payables	480,159
Total liabilities	1,075,644
Net assets, at value	$875,579,891

Net Assets Consist of
Undistributed net investment income	7,369,365
Net unrealized appreciation (depreciation) on investments	14,231,282
Accumulated net realized gain (loss)	(8,592,977)
Paid-in capital	862,572,221
Net assets, at value	$875,579,891

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® U.S. Fund	13

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($145,801,438 ÷ 12,936,731 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.27
Maximum offering price per share (100 ÷ 94.25 of $11.27)	$11.96
Class T
Net Asset Value and redemption price per share ($10,775 ÷ 955 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.28
Maximum offering price per share (100 ÷ 97.50 of $11.28)	$11.57
Class C
Net Asset Value offering and redemption price per share ($14,327,048 ÷ 1,283,723 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.16
Class R
Net Asset Value offering and redemption price per share ($1,958,065 ÷ 173,761 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.27
Class R6
Net Asset Value offering and redemption price per share ($130,904 ÷ 11,604 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.28
Class S
Net Asset Value offering and redemption price per share ($706,187,461 ÷ 62,620,235 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.28
Institutional Class
Net Asset Value offering and redemption price per share ($7,164,200 ÷ 635,362 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$11.28

The accompanying notes are an integral part of the financial statements.

14	Deutsche CROCI® U.S. Fund

Statement of Operations

for the six months ended March 31, 2018 (Unaudited)

Investment Income
Income:
Dividends	$11,014,847
Income distributions — Deutsche Central Cash Management Government Fund	28,235
Total income	11,043,082
Expenses:
Management fee	1,934,277
Administration fee	455,124
Services to shareholders	619,935
Distribution and service fees	275,544
Custodian fee	5,416
Professional fees	59,757
Reports to shareholders	37,055
Registration fees	41,450
Trustees’ fees and expenses	23,304
Other	18,474
Total expenses before expense reductions	3,470,336
Expense reductions	(1,532)
Total expenses after expense reductions	3,468,804
Net investment income	7,574,278

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	77,166,825
Change in net unrealized appreciation (depreciation) on investments	(58,845,707)
Net gain (loss)	18,321,118
Net increase (decrease) in net assets resulting from operations	$25,895,396

The accompanying notes are an integral part of the financial statements.

Deutsche CROCI® U.S. Fund	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Operations:
Net investment income (loss)	$7,574,278	$12,273,312
Net realized gain (loss)	77,166,825	56,670,952
Change in net unrealized appreciation (depreciation)	(58,845,707)	62,986,750
Net increase (decrease) in net assets resulting from operations	25,895,396	131,931,014
Distributions to shareholders from:
Net investment income:
Class A	(1,534,488)	(93,907)
Class T	(98)	—
Class C	(34,654)	—
Class R	(14,190)	—
Class R6	(1,765)	(302)
Class S	(9,323,032)	(1,420,933)
Institutional Class	(93,251)	(35,579)
Net realized gains:
Class A	(1,782,160)	—
Class T	(124)	—
Class C	(186,510)	—
Class R	(24,242)	—
Class R6	(1,503)	—
Class S	(8,317,774)	—
Institutional Class	(82,585)	—
Total distributions	(21,396,376)	(1,550,721)
Fund share transactions:
Proceeds from shares sold	9,532,325	45,942,822
Reinvestment of distributions	20,384,903	1,473,311
Payments for shares redeemed	(57,341,835)	(165,835,434)
Net assets acquired in tax-free reorganization*	—	879,831,327
Net increase (decrease) in net assets from Fund share transactions	(27,424,607)	761,412,026
Increase (decrease) in net assets	(22,925,587)	891,792,319
Net assets at beginning of period	898,505,478	6,713,159
Net assets at end of period (including undistributed net investment income of $7,369,365 and $10,796,565, respectively)	$875,579,891	$898,505,478

*	On December 9, 2016, Deutsche Large Cap Value Fund was acquired by the Fund through a tax-free reorganization (see Note F).

The accompanying notes are an integral part of the financial statements.

16	Deutsche CROCI® U.S. Fund

Financial Highlights

	Six Months Ended 3/31/18		Years Ended September 30,		Period Ended
Class A	(Unaudited)		2017	2016	9/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$11.21		$9.51	$8.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.08		.16	.15	.06
Net realized and unrealized gain (loss)	.22		1.55	.81	(1.41)
Total from investment operations	.30		1.71	.96	(1.35)
Less distributions from:
Net investment income	(.11)		(.01)	(.10)	—
Net realized gains	(.13)		—	—	—
Total distributions	(.24)		(.01)	(.10)	—
Net asset value, end of period	$11.27		$11.21	$9.51	$8.65
Total Return (%)[c]	2.67	**	17.94	11.26 [d]	(13.50	)d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	146		154	.39	.19
Ratio of expenses before expense reductions (%)	1.02	*	.96	3.35	4.62	*
Ratio of expenses after expense reductions (%)	1.02	*	.96	1.06	1.06	*
Ratio of net investment income (loss) (%)	1.40	*	1.50	1.68	1.45	*
Portfolio turnover rate (%)	47	**	100	98	29	**

[a]	For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche CROCI® U.S. Fund	17

	Six Months Ended 3/31/18		Period Ended
Class T	(Unaudited)		9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.21		$10.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.09		.05
Net realized and unrealized gain (loss)	.21		.48
Total from investment operations	.30		.53
Less distributions from:
Net investment income	(.10)		—
Net realized gains	(.13)		—
Total distributions	(.23)		—
Net asset value, end of period	$11.28		$11.21
Total Return (%)[c]	2.68	**	4.96	d**

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period ($ thousands)	11		10
Ratio of expenses before expense reductions (%)	.93	*	1.05	*
Ratio of expenses after expense reductions (%)	.93	*	1.04	*
Ratio of net investment income (loss) (%)	1.50	*	1.53	*
Portfolio turnover rate (%)	47	**	100	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

18	Deutsche CROCI® U.S. Fund

Six Months Ended 3/31/18			Years Ended September 30,		Period Ended
Class C	(Unaudited)		2017	2016	9/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$11.06		$9.45	$8.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.04		.08	.09	.03
Net realized and unrealized gain (loss)	.21		1.53	.81	(1.42)
Total from investment operations	.25		1.61	.90	(1.39)
Less distributions from:
Net investment income	(.02)		—	(.06)	—
Net realized gains	(.13)		—	—	—
Total distributions	(.15)		—	(.06)	—
Net asset value, end of period	$11.16		$11.06	$9.45	$8.61
Total Return (%)[c]	2.28	**	17.04	10.47 [d]	(13.90	)d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		16	1	.12
Ratio of expenses before expense reductions (%)	1.74	*	1.72	4.09	5.38	*
Ratio of expenses after expense reductions (%)	1.74	*	1.72	1.81	1.81	*
Ratio of net investment income (loss) (%)	.68	*	.74	.95	.71	*
Portfolio turnover rate (%)	47	**	100	98	29	**

[a]	For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche CROCI® U.S. Fund	19

	Six Months Ended 3/31/18		Period Ended
Class R	(Unaudited)		9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$11.19		$9.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.06		.10
Net realized and unrealized gain (loss)	.23		1.42
Total from investment operations	.29		1.52
Less distributions from:
Net investment income	(.08)		—
Net realized gains	(.13)		—
Total distributions	(.21)		—
Net asset value, end of period	$11.27		$11.19
Total Return (%)	2.54	c**	15.72	**

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period ($ millions)	2		2
Ratio of expenses before expense reduction (%)	1.44	*	1.27	*
Ratio of expenses after expense reduction (%)	1.29	*	1.27
Ratio of net investment income (loss) (%)	1.13	*	1.19	*
Portfolio turnover rate (%)	47	**	100	[d]

[a]	For the period from December 9, 2016 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

20	Deutsche CROCI® U.S. Fund

	Six Months Ended 3/31/18		Years Ended September 30,		Period Ended
Class R6	(Unaudited)		2017	2016	9/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$11.24		$9.53	$8.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.11		.20	.18	.08
Net realized and unrealized gain (loss)	.22		1.54	.81	(1.42)
Total from investment operations	.33		1.74	.99	(1.34)
Less distributions from:
Net investment income	(.16)		(.03)	(.12)	—
Net realized gains	(.13)		—	—	—
Total distributions	(.29)		(.03)	(.12)	—
Net asset value, end of period	$11.28		$11.24	$9.53	$8.66
Total Return (%)[c]	2.85	**	18.30	11.57	(13.40	)**

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period ($ thousands)	131		128	97	87
Ratio of expenses before expense reductions (%)	.61	*	.62	3.07	4.36	*
Ratio of expenses after expense reductions (%)	.59	*	.61	.81	.81	*
Ratio of net investment income (loss) (%)	1.84	*	1.96	1.95	1.72	*
Portfolio turnover rate (%)	47	**	100	98	29	**

[a]	For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche CROCI® U.S. Fund	21

	Six Months Ended 3/31/18		Years Ended September 30,		Period Ended
Class S	(Unaudited)		2017	2016	9/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$11.23		$9.51	$8.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.10		.19	.16	.08
Net realized and unrealized gain (loss)	.23		1.55	.82	(1.43)
Total from investment operations	.33		1.74	.98	(1.35)
Less distributions from:
Net investment income	(.15)		(.02)	(.12)	—
Net realized gains	(.13)		—	—	—
Total distributions	(.28)		(.02)	(.12)	—
Net asset value, end of period	$11.28		$11.23	$9.51	$8.65
Total Return (%)	2.88	**	18.33	11.44 [c]	(13.50	)c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	706		718	.55	.11
Ratio of expenses before expense reductions (%)	.68	*	.67	3.22	4.37	*
Ratio of expenses after expense reductions (%)	.68	*	.67	.91	.84	*
Ratio of net investment income (loss) (%)	1.75	*	1.79	1.81	1.71	*
Portfolio turnover rate (%)	47	**	100	98	29	**

[a]	For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

22	Deutsche CROCI® U.S. Fund

	Six Months Ended 3/31/18		Years Ended September 30,		Period Ended
Institutional Class	(Unaudited)		2017	2016	9/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$11.23		$9.53	$8.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.10		.19	.18	.08
Net realized and unrealized gain (loss)	.23		1.54	.81	(1.42)
Total from investment operations	.33		1.73	.99	(1.34)
Less distributions from:
Net investment income	(.15)		(.03)	(.12)	—
Net realized gains	(.13)		—	—	—
Total distributions	(.28)		(.03)	(.12)	—
Net asset value, end of period	$11.28		$11.23	$9.53	$8.66
Total Return (%)	2.80	**	18.20	11.57 [c]	(13.40	)c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		7	5	4
Ratio of expenses before expense reductions (%)	.67	*	.66	3.05	4.34	*
Ratio of expenses after expense reductions (%)	.67	*	.66	.81	.81	*
Ratio of net investment income (loss) (%)	1.76	*	1.87	1.95	1.72	*
Portfolio turnover rate (%)	47	**	100	98	29	**

[a]	For the period from April 13, 2015 (commencement of operations) to September 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Deutsche CROCI® U.S. Fund	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche CROCI® U.S. Fund (the “Fund”) is a diversified series of Deutsche Investment Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

24	Deutsche CROCI® U.S. Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Deutsche CROCI® U.S. Fund	25

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $84,621,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($77,812,000) and long-term losses ($6,809,000).

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $828,466,728. The net unrealized appreciation for all investments based on tax cost was $71,945,096. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $83,972,307 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $12,027,211.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior fiscal year remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be

26	Deutsche CROCI® U.S. Fund

directly attributed to a Fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended March 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $425,272,518 and $463,905,014, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.425%
Next $500 million of such net assets	.400%
Next $1.0 billion of such net assets	.375%
Next $1.0 billion of such net assets	.350%
Next $1.0 billion of such net assets	.325%
Over $5.0 billion of such net assets	.300%

Deutsche CROCI® U.S. Fund	27

Accordingly, for the six months ended March 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.425% of the Fund’s average daily net assets.

For the period from October 1, 2017 through September 30, 2018 and January 31, 2019 (for Class T and R6), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	1.04%
Class T	1.04%
Class C	1.76%
Class R	1.29%
Class R6	.59%
Class S	.69%
Institutional Class	.69%

For the six months ended March 31, 2018, fees waived and/or expenses reimbursed for certain classes are as follows:

Class R	$1,522
Class R6	10
$1,532

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2018, the Administration Fee was $455,124, of which $75,232 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

28	Deutsche CROCI® U.S. Fund

fee it receives from the Fund. For the six months ended March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at March 31, 2018
Class A	$35,191	$13,466
Class T	9	4
Class C	3,043	1,261
Class R	81	31
Class R6	12	1
Class S	174,180	63,031
Institutional Class	495	236
	$213,011	$78,030

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% and 0.25% of average daily net assets of Class C and Class R shares, respectively. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2018
Class C	$59,705	$9,506
Class R	2,617	420
	$62,322	$9,926

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$191,078	$58,355	.25%
Class T	10	9	.18%
Class C	19,517	6,184	.25%
Class R	2,617	888	.25%
	$213,222	$65,436

Deutsche CROCI® U.S. Fund	29

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2018 aggregated $4,198.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2018, the CDSC for Class C shares aggregated $19. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2018, DDI received $82 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,573, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

30	Deutsche CROCI® U.S. Fund

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	372,921	$4,284,165	1,765,154		$18,293,932
Class T	—	—	936	*	10,000	*
Class C	9,331	106,423	28,064		285,181
Class R	4,062	47,256	107,684	**	1,119,952	**
Class R6	—	—	1,181		13,028
Class S	398,119	4,609,641	2,309,901		24,162,880
Institutional Class	42,362	484,840	202,715		2,057,849
		$9,532,325			$45,942,822

Shares issued to shareholders in reinvestment of distributions
Class A	274,854	$3,182,812	9,285		$90,437
Class T	19	222	—		—
Class C	17,963	206,399	—		—
Class R	3,319	38,432	—		—
Class R6	282	3,268	31		302
Class S	1,450,124	16,777,934	138,450		1,347,113
Institutional Class	15,198	175,836	3,644		35,459
		$20,384,903			$1,473,311

Deutsche CROCI® U.S. Fund	31

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(1,487,457)	$(17,222,433)	(5,092,957)	$(52,978,299)
Class C	(221,732)	(2,528,348)	(456,112)	(4,667,023)
Class R	(19,664)	(225,636)	(115,153)**	(1,197,287)**
Class R6	(29)	(340)	—	—
Class S	(3,185,653)	(36,862,790)	(9,593,933)	(99,389,472)
Institutional Class	(43,853)	(502,288)	(720,841)	(7,603,353)
		$(57,341,835)		$(165,835,434)

Shares issued in tax-free reorganization***
Class A	—	$—	17,054,394	$165,254,808
Class C	—	—	1,794,327	17,244,028
Class R	—	—	193,513	1,875,142
Class S	—	—	71,045,460	689,139,134
Institutional Class	—	—	650,691	6,318,215
		$—		$879,831,327

Net increase (decrease)
Class A	(839,682)	$(9,755,456)	13,735,876	$130,660,878
Class T	19	222	936 *	10,000 *
Class C	(194,438)	(2,215,526)	1,366,279	12,862,186
Class R	(12,283)	(139,948)	186,044 **	1,797,807 **
Class R6	253	2,928	1,212	13,330
Class S	(1,337,410)	(15,475,215)	63,899,878	615,259,655
Institutional Class	13,707	158,388	136,209	808,170
		$(27,424,607)		$761,412,026

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.
**	For the period from December 9, 2016 (commencement of operations of Class R) to September 30, 2017.
***	On December 9, 2016 Deutsche Large Cap Value was acquired by the Fund through a tax-free reorganization (see Note F).

32	Deutsche CROCI® U.S. Fund

F. Acquisition of Assets

On December 9, 2016, the Fund acquired all of the net assets of Deutsche Large Cap Value Fund pursuant to a plan of reorganization approved by the Board of Directors of Deutsche Large Cap Value Fund and the Board of Trustees of Deutsche CROCI® U.S. Fund on September 27, 2016. The acquisition was accomplished by a tax-free exchange of 11,195,520 Class A shares, 1,169,050 Class C shares, 46,708,755 Class S shares, 127,173 Class R shares and 427,339 Institutional Class shares of Deutsche Large Cap Value Fund for 17,054,394 Class A shares, 1,794,327 Class C shares, 71,045,460 Class S shares, 193,513 Class R shares and 650,691 Institutional Class shares of the Fund, respectively, outstanding on December 9, 2016. Deutsche Large Cap Value Fund’s net assets at that date, $879,831,327 including $9,957,920 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $7,005,115. The combined net assets of the Fund immediately following the acquisition were $886,836,442.

G. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche CROCI® U.S. Fund will be renamed DWS CROCI® U.S. Fund.

Deutsche CROCI® U.S. Fund	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R and Class R6 shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	Deutsche CROCI® U.S. Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,026.70	$1,026.80	$1,022.80	$1,025.40	$1,028.50	$1,028.80	$1,028.00
Expenses Paid per $1,000*	$5.15	$4.70	$8.78	$6.51	$2.98	$3.44	$3.39

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,019.85	$1,020.29	$1,016.26	$1,018.50	$1,021.99	$1,021.54	$1,021.59
Expenses Paid per $1,000*	$5.14	$4.68	$8.75	$6.49	$2.97	$3.43	$3.38

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche CROCI U.S. Fund	1.02%	0.93%	1.74%	1.29%	0.59%	0.68%	0.67%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche CROCI® U.S. Fund	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche CROCI® U.S. Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

36	Deutsche CROCI® U.S. Fund

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management

(“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-year period ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios,

Deutsche CROCI® U.S. Fund	37

and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board considered that, effective October 1, 2016, DIMA agreed to lower its management fee and implement new management fee breakpoints to accommodate the merger of Deutsche Large Cap Value Fund into the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages Deutsche Europe funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

38	Deutsche CROCI® U.S. Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA

Deutsche CROCI® U.S. Fund	39

compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

40	Deutsche CROCI® U.S. Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche CROCI® U.S. Fund	41

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reached the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	DCUAX	DCUUX	DCUCX	DCUSX	DCUIX
CUSIP Number	25157M 588	25157M 448	25157M 570	25157M 547	25157M 554
Fund Number	1020	1720	1320	2020	1420

For shareholders of Class R and R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	DCUTX	DCURX
CUSIP Number	25157M 513	25157M 562
Fund Number	1520	1620

42	Deutsche CROCI® U.S. Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche CROCI® U.S. Fund	43

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

44	Deutsche CROCI® U.S. Fund

DCUS-3

(R-046067-3 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018